SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Subsequent event Short term bank loan agreements entered into between January 1, 2013 to March 31, 2013	Mar. 31, 2013 Subsequent event Short term bank loan agreements entered into between January 1, 2013 to March 31, 2013 Repayment due in 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net loss	$ 195,155,097	$ 90,903,374	$ (50,828,396)
Cash used in operations	(147,758,937)	60,124,114	(58,487,119)
Cash and cash equivalents	141,968,182	343,994,679	288,651,701	160,110,887
Restricted cash	422,356,794	178,270,427
Bank borrowings due within one year	858,926,732	743,687,062
Amount by which current liabilities exceeded current assets	98,045,603
Basis of presentation
Bank borrowings renewed and drew down					304,583,061
Bank borrowings due beyond December 31, 2013						159,438,369
Allowance for doubtful receivables
Receivable from Sinosure recorded in prepaid expenses and other current assets	$ 9,515,899	$ 5,337,282	$ 4,212,532